Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2019
Mortgage Servicing Rights
Servicing Assets at Fair Value [Line Items]
Schedule of servicing assets

	Year Ended December 31,
(dollars in thousands)	2019	2018
Balance at beginning of the period	$232	—
Servicing rights capitalized	372	241
Amortization of servicing rights	(60)	(9)
Change in valuation allowance	(98)	—
Balance at end of the period	$446	232

Schedule of valuation allowance for servicing assets

	Year Ended December 31,
(dollars in thousands)	2019	2018
Valuation allowance, beginning of period	$—	—
Impairment	(98)	—
Recovery	—	—
Valuation allowance, end of period	$(98)	—

Schedule of sensitivity of fair value of servicing assets

(dollars in thousands)	December 31, 2019	December 31, 2018
Fair value of residential mortgage servicing rights	$446	$213

Weighted average life (years)	7.8	3.4

Prepayment speed	13.08%	11.78%
Impact on fair value:
10% adverse change	$(19)	$(9)
20% adverse change	(37)	(17)

Discount rate	9.00%	9.50%
Impact on fair value:
10% adverse change	$(14)	$(8)
20% adverse change	(27)	(15)

SBA Loan Servicing Rights
Servicing Assets at Fair Value [Line Items]
Schedule of servicing assets

	Year Ended December 31,
(dollars in thousands)	2019	2018
Balance at beginning of the period	$—	—
Servicing rights capitalized	383	—
Amortization of servicing rights	(20)	—
Change in valuation allowance	(26)	—
Balance at end of the period	$337	—

Schedule of valuation allowance for servicing assets

	Year Ended December 31,
(dollars in thousands)	2019	2018
Valuation allowance, beginning of period	$—	—
Impairment	(26)	—
Recovery	—	—
Valuation allowance, end of period	$(26)	—

Schedule of sensitivity of fair value of servicing assets

(dollars in thousands)	December 31, 2019
Fair value of SBA loan servicing rights	$337

Weighted average life (years)	4.3

Prepayment speed	10.77%
Impact on fair value:
10% adverse change	$(12)
20% adverse change	(23)

Discount rate	11.28%
Impact on fair value:
10% adverse change	$(9)
20% adverse change	(18)